Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	NY Commercial Mortgage Trust 2025-299P (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2025-299P (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 17 January 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 January 2025

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain pari passu componentized promissory notes (collectively, the “Trust Loan”),
b.	The Trust Loan, together with certain promissory notes that will not be included in the Issuing Entity and which are pari passu in right of payment with the Trust Loan (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), evidence a ten-year fixed rate, interest-only commercial mortgage loan and
c.	The Mortgage Loan is primarily secured by, among other things, a first-priority mortgage lien on the fee simple interest of the borrower in an office tower located at 299 Park Avenue, New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property that is expected to be as of 7 February 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
b.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
c.	Use the “Trust Note Original Balance ($),” as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan as of the Reference Date (the “Trust Note Cut-off Date Balance ($)”) and
ii.	Principal balance of the Trust Loan as of the “Maturity Date” of the Mortgage Loan (the “Trust Note Maturity Balance ($)”) and
d.	Use the “Companion Loan Note Original Balance ($),” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Companion Loan Note Cut-off Date Balance ($)”) and
ii.	Principal balance of the Companion Loan as of the “Maturity Date” of the Mortgage Loan (the “Companion Loans Note Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

8.	Using the:
a.	Trust Note Original Balance ($),
b.	Companion Loan Note Original Balance ($),
c.	Trust Note Cut-off Date Balance ($),
d.	Companion Loan Note Cut-off Date Balance ($),
e.	Trust Note Maturity Balance ($) and
f.	Companion Loan Note Maturity Balance ($),

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Original Balance ($),
ii.	Mortgage Loan Cut-off Date Balance ($) and
iii.	Mortgage Loan Maturity Balance ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Trust Note Original Balance ($),
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Loan Monthly Debt Service Payment ($) and
ii.	Trust Loan Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of:

a.	The “Trust Note Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment ($) and
ii.	Mortgage Loan Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 6 of 6

11.	Using the:
a.	Net Operating Income UW,
b.	Net Cash Flow UW,
c.	Mortgage Loan Annual Debt Service Payment ($),
d.	Mortgage Loan Cut-off Date Balance ($),
e.	Mortgage Loan Maturity Balance ($),
f.	As-Is Appraised Value and
g.	NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cut-off Date LTV,
iv.	Mortgage Loan Maturity Date LTV,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance per SF ($) and
viii.	As-Is Appraised Value per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i., ii. and vii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

12.	Using the:
a.	Largest Office Tenant NRA,
b.	2nd Largest Office Tenant NRA,
c.	3rd Largest Office Tenant NRA,
d.	4th Largest Office Tenant NRA,
e.	5th Largest Office Tenant NRA and
f.	NRA,

as shown on the Final Data File, we recalculated the:

i.	Largest Office Tenant % of NRA,
ii.	2nd Largest Office Tenant % of NRA,
iii.	3rd Largest Office Tenant % of NRA,
iv.	4th Largest Office Tenant % of NRA and
v.	5th Largest Office Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	16 January 2025

Cash Management Agreement (see Note 1)	15 January 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	11 December 2024

Engineering Report	18 November 2024

Environmental Phase I Report	18 November 2024

Pro Forma Title Policy	Not Dated

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 October 2024

Historical Occupancy Support	Not Dated

Historical Capex Information	Not Dated

Lease Agreements	Various

Lease Abstracts	Not Dated

Insurance Review Analysis (see Note 1)	16 January 2025

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Unit of Measure	Underwritten Rent Roll
NRA	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Ownership Interest (see Note 7)	Pro Forma Title Policy
UW Occupancy (%)	Underwritten Rent Roll
UW Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Appraisal Report Provider	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Office Tenant Name	Underwritten Rent Roll
Largest Office Tenant Lease Start	Underwritten Rent Roll
Largest Office Tenant Lease Exp.	Underwritten Rent Roll
Largest Office Tenant NRA	Underwritten Rent Roll
Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Office Tenant Name	Underwritten Rent Roll
2nd Largest Office Tenant Lease Start	Underwritten Rent Roll
2nd Largest Office Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Office Tenant NRA	Underwritten Rent Roll
2nd Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
3rd Largest Office Tenant Name	Underwritten Rent Roll
3rd Largest Office Tenant Lease Start	Underwritten Rent Roll
3rd Largest Office Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Office Tenant NRA	Underwritten Rent Roll
3rd Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
3rd Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
4th Largest Office Tenant Name	Underwritten Rent Roll
4th Largest Office Tenant Lease Start	Underwritten Rent Roll
4th Largest Office Tenant Lease Exp.	Underwritten Rent Roll
4th Largest Office Tenant NRA	Underwritten Rent Roll
4th Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
4th Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Office Tenant Name	Underwritten Rent Roll
5th Largest Office Tenant Lease Start	Underwritten Rent Roll
5th Largest Office Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Office Tenant NRA	Underwritten Rent Roll
5th Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
5th Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
Number of Tenants	Underwritten Rent Roll
Number of Investment Grade Tenants	Underwritten Rent Roll
NRA Occupied by Investment Grade Tenants	Underwritten Rent Roll
% of NRA Occupied by Investment Grade Tenants	Underwritten Rent Roll
UW Gross Rent from Investment Grade Tenants	Underwritten Rent Roll
% of UW Gross Rent from Investment Grade Tenants	Underwritten Rent Roll
Weighted Average Lease Expiration Date (based on NRA)	Underwritten Rent Roll
Weighted Average Remaining Lease Term (Years) (based on NRA)	Underwritten Rent Roll
Weighted Average Lease Expiration Date (based on UW Gross Rent)	Underwritten Rent Roll
Weighted Average Remaining Lease Term (Years) (based on UW Gross Rent)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 Occupancy	Historical Occupancy Support
2019 Occupancy	Historical Occupancy Support
2020 Occupancy	Historical Occupancy Support
2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
UW Physical	Underwriter’s Summary Report
UW Economic	Underwriter’s Summary Report
In-Place Base Rent 2021	Underwriter’s Summary Report
In-Place Base Rent 2022	Underwriter’s Summary Report
In-Place Base Rent 2023	Underwriter’s Summary Report
In-Place Base Rent September 2024 TTM	Underwriter’s Summary Report
In-Place Base Rent Sponsor Year 1 Budget	Underwriter’s Summary Report
In-Place Base Rent UW	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) 2021	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) 2022	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) 2023	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) September 2024 TTM	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) Sponsor Year 1 Budget	Underwriter’s Summary Report
Contractual Rent Steps (12 Months) UW	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants 2021	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants 2022	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants 2023	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants September 2024 TTM	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants Sponsor Year 1 Budget	Underwriter’s Summary Report
Average Rent Steps for Investment Grade Tenants UW	Underwriter’s Summary Report
Potential Income from Vacant Space 2021	Underwriter’s Summary Report
Potential Income from Vacant Space 2022	Underwriter’s Summary Report
Potential Income from Vacant Space 2023	Underwriter’s Summary Report
Potential Income from Vacant Space September 2024 TTM	Underwriter’s Summary Report
Potential Income from Vacant Space Sponsor Year 1 Budget	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Potential Income from Vacant Space UW	Underwriter’s Summary Report
Reimbursements 2021	Underwriter’s Summary Report
Reimbursements 2022	Underwriter’s Summary Report
Reimbursements 2023	Underwriter’s Summary Report
Reimbursements September 2024 TTM	Underwriter’s Summary Report
Reimbursements Sponsor Year 1 Budget	Underwriter’s Summary Report
Reimbursements UW	Underwriter’s Summary Report
Other Reimbursements 2021	Underwriter’s Summary Report
Other Reimbursements 2022	Underwriter’s Summary Report
Other Reimbursements 2023	Underwriter’s Summary Report
Other Reimbursements September 2024 TTM	Underwriter’s Summary Report
Other Reimbursements Sponsor Year 1 Budget	Underwriter’s Summary Report
Other Reimbursements UW	Underwriter’s Summary Report
Total Gross Potential Rental Income 2021	Underwriter’s Summary Report
Total Gross Potential Rental Income 2022	Underwriter’s Summary Report
Total Gross Potential Rental Income 2023	Underwriter’s Summary Report
Total Gross Potential Rental Income September 2024 TTM	Underwriter’s Summary Report
Total Gross Potential Rental Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Total Gross Potential Rental Income UW	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2021	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2022	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2023	Underwriter’s Summary Report
Economic Vacancy & Credit Loss September 2024 TTM	Underwriter’s Summary Report
Economic Vacancy & Credit Loss Sponsor Year 1 Budget	Underwriter’s Summary Report
Economic Vacancy & Credit Loss UW	Underwriter’s Summary Report
EGI Before Other Income 2021	Underwriter’s Summary Report
EGI Before Other Income 2022	Underwriter’s Summary Report
EGI Before Other Income 2023	Underwriter’s Summary Report
EGI Before Other Income September 2024 TTM	Underwriter’s Summary Report
EGI Before Other Income Sponsor Year 1 Budget	Underwriter’s Summary Report
EGI Before Other Income UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Income 1 2021	Underwriter’s Summary Report
Other Income 1 2022	Underwriter’s Summary Report
Other Income 1 2023	Underwriter’s Summary Report
Other Income 1 September 2024 TTM	Underwriter’s Summary Report
Other Income 1 Sponsor Year 1 Budget	Underwriter’s Summary Report
Other Income 1 UW	Underwriter’s Summary Report
Other Income 2 2021	Underwriter’s Summary Report
Other Income 2 2022	Underwriter’s Summary Report
Other Income 2 2023	Underwriter’s Summary Report
Other Income 2 September 2024 TTM	Underwriter’s Summary Report
Other Income 2 Sponsor Year 1 Budget	Underwriter’s Summary Report
Other Income 2 UW	Underwriter’s Summary Report
Effective Gross Income 2021	Underwriter’s Summary Report
Effective Gross Income 2022	Underwriter’s Summary Report
Effective Gross Income 2023	Underwriter’s Summary Report
Effective Gross Income September 2024 TTM	Underwriter’s Summary Report
Effective Gross Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Effective Gross Income UW	Underwriter’s Summary Report
Management Fee 2021	Underwriter’s Summary Report
Management Fee 2022	Underwriter’s Summary Report
Management Fee 2023	Underwriter’s Summary Report
Management Fee September 2024 TTM	Underwriter’s Summary Report
Management Fee Sponsor Year 1 Budget	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Payroll & Benefits 2021	Underwriter’s Summary Report
Payroll & Benefits 2022	Underwriter’s Summary Report
Payroll & Benefits 2023	Underwriter’s Summary Report
Payroll & Benefits September 2024 TTM	Underwriter’s Summary Report
Payroll & Benefits Sponsor Year 1 Budget	Underwriter’s Summary Report
Payroll & Benefits UW	Underwriter’s Summary Report
Cleaning 2021	Underwriter’s Summary Report
Cleaning 2022	Underwriter’s Summary Report
Cleaning 2023	Underwriter’s Summary Report
Cleaning September 2024 TTM	Underwriter’s Summary Report
Cleaning Sponsor Year 1 Budget	Underwriter’s Summary Report
Cleaning UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Security 2021	Underwriter’s Summary Report
Security 2022	Underwriter’s Summary Report
Security 2023	Underwriter’s Summary Report
Security September 2024 TTM	Underwriter’s Summary Report
Security Sponsor Year 1 Budget	Underwriter’s Summary Report
Security UW	Underwriter’s Summary Report
General Operating Expenses 2021	Underwriter’s Summary Report
General Operating Expenses 2022	Underwriter’s Summary Report
General Operating Expenses 2023	Underwriter’s Summary Report
General Operating Expenses September 2024 TTM	Underwriter’s Summary Report
General Operating Expenses Sponsor Year 1 Budget	Underwriter’s Summary Report
General Operating Expenses UW	Underwriter’s Summary Report
Repairs & Maintenance 2021	Underwriter’s Summary Report
Repairs & Maintenance 2022	Underwriter’s Summary Report
Repairs & Maintenance 2023	Underwriter’s Summary Report
Repairs & Maintenance September 2024 TTM	Underwriter’s Summary Report
Repairs & Maintenance Sponsor Year 1 Budget	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report
Utilities 2021	Underwriter’s Summary Report
Utilities 2022	Underwriter’s Summary Report
Utilities 2023	Underwriter’s Summary Report
Utilities September 2024 TTM	Underwriter’s Summary Report
Utilities Sponsor Year 1 Budget	Underwriter’s Summary Report
Utilities UW	Underwriter’s Summary Report
General & Administrative 2021	Underwriter’s Summary Report
General & Administrative 2022	Underwriter’s Summary Report
General & Administrative 2023	Underwriter’s Summary Report
General & Administrative September 2024 TTM	Underwriter’s Summary Report
General & Administrative Sponsor Year 1 Budget	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance 2021	Underwriter’s Summary Report
Insurance 2022	Underwriter’s Summary Report
Insurance 2023	Underwriter’s Summary Report
Insurance September 2024 TTM	Underwriter’s Summary Report
Insurance Sponsor Year 1 Budget	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Real Estate Taxes 2021	Underwriter’s Summary Report
Real Estate Taxes 2022	Underwriter’s Summary Report
Real Estate Taxes 2023	Underwriter’s Summary Report
Real Estate Taxes September 2024 TTM	Underwriter’s Summary Report
Real Estate Taxes Sponsor Year 1 Budget	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report
Electricity 2021	Underwriter’s Summary Report
Electricity 2022	Underwriter’s Summary Report
Electricity 2023	Underwriter’s Summary Report
Electricity September 2024 TTM	Underwriter’s Summary Report
Electricity Sponsor Year 1 Budget	Underwriter’s Summary Report
Electricity UW	Underwriter’s Summary Report
Trash Removal 2021	Underwriter’s Summary Report
Trash Removal 2022	Underwriter’s Summary Report
Trash Removal 2023	Underwriter’s Summary Report
Trash Removal September 2024 TTM	Underwriter’s Summary Report
Trash Removal Sponsor Year 1 Budget	Underwriter’s Summary Report
Trash Removal UW	Underwriter’s Summary Report
Miscellaneous 2021	Underwriter’s Summary Report
Miscellaneous 2022	Underwriter’s Summary Report
Miscellaneous 2023	Underwriter’s Summary Report
Miscellaneous September 2024 TTM	Underwriter’s Summary Report
Miscellaneous Sponsor Year 1 Budget	Underwriter’s Summary Report
Miscellaneous UW	Underwriter’s Summary Report
Total Operating Expenses 2021	Underwriter’s Summary Report
Total Operating Expenses 2022	Underwriter’s Summary Report
Total Operating Expenses 2023	Underwriter’s Summary Report
Total Operating Expenses September 2024 TTM	Underwriter’s Summary Report
Total Operating Expenses Sponsor Year 1 Budget	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report
Net Operating Income 2021	Underwriter’s Summary Report
Net Operating Income 2022	Underwriter’s Summary Report
Net Operating Income 2023	Underwriter’s Summary Report
Net Operating Income September 2024 TTM	Underwriter’s Summary Report
Net Operating Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Net Operating Income UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Replacement Reserves 2021	Underwriter’s Summary Report
Replacement Reserves 2022	Underwriter’s Summary Report
Replacement Reserves 2023	Underwriter’s Summary Report
Replacement Reserves September 2024 TTM	Underwriter’s Summary Report
Replacement Reserves Sponsor Year 1 Budget	Underwriter’s Summary Report
Replacement Reserves UW	Underwriter’s Summary Report
TI/LC 2021	Underwriter’s Summary Report
TI/LC 2022	Underwriter’s Summary Report
TI/LC 2023	Underwriter’s Summary Report
TI/LC September 2024 TTM	Underwriter’s Summary Report
TI/LC Sponsor Year 1 Budget	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Net Cash Flow 2021	Underwriter’s Summary Report
Net Cash Flow 2022	Underwriter’s Summary Report
Net Cash Flow 2023	Underwriter’s Summary Report
Net Cash Flow September 2024 TTM	Underwriter’s Summary Report
Net Cash Flow Sponsor Year 1 Budget	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Other Reserve 2	Mortgage Loan Agreement
Ongoing Other Reserve 2	Mortgage Loan Agreement
Other Reserve Description 2	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
Lockbox (see Note 4)	Mortgage Loan Agreement
Lockbox Type (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to order the tenants at the Property from largest to smallest based on the combined underwritten base rent of the tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In-place” if the applicable Source Document(s) require the borrower(s) to establish a lockbox account as of the origination date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

7.	For the purpose of comparing the “Ownership Interest” characteristic, the Depositor instructed us to ignore “The Air Rights Lease,” as defined in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Inclusion Indicator
Property Name
Loan Sellers
Seismic Report Date
Seismic Zone
PML (SEL)
PML (SUL)
Origination Date
Administrative Fee Rate (%)
Trust Note Original Balance ($)
Companion Loan Note Original Balance ($)
Partial Release Description
Interest Rate
First Loan Payment Date
Maturity Date
Prepayment String
Non-Recourse Carveout Guarantor
CapEx Reserve Springing Conditions
Upfront Other Reserve

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.